Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
34	Earnings per share

The basic earnings per share is calculated by dividing the consolidated net profit attributable to the equity holders of the Company by the weighted average number of the Company's outstanding ordinary shares during the year:

	2017	2016	2015

Consolidated net profit attributable to equity holders of the Company	1,579,836	8,520,427	13,651,933
Less: cumulative distribution of perpetual corporate bonds	68,600	-	-

Consolidated net profit attributable to ordinary Shareholders of the Company	1,511,236	8,520,427	13,651,933

Weighted average number of the Company's outstanding ordinary shares ('000)*	15,200,383	15,200,383	14,485,383
Basic and diluted earnings per share (RMB)	0.10	0.56	0.94

*Weighted average number of ordinary shares:

	2017	2016	2015
	'000	'000	'000

Issued ordinary shares at 1 January	15,200,383	15,200,383	14,420,383
Effect of share issue	-	-	65,000

Weighted average number of
ordinary shares at 31 December	15,200,383	15,200,383	14,485,383

There was no dilutive effect on earnings per share since the Company had no dilutive potential ordinary shares for the years ended 31 December 2017 and 2016.